Financial Risk Management and Financial Instruments - Summary of Holding of Treasury Shares (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) shares
Disclosure Of Holding Of Treasury Shares [Line Items]
At January 1, 2021 (Nominal value) | €	€ 0
Acquired from third-parties (Nominal value) | €	21
At December 31, 2021 (Nominal Value) | €	€ 21
At January 1, 2021 (Holding) | shares	0
Acquired from third-parties (Holding) | shares	154,837
At December 31, 2021 (Holding) | shares	154,837
At January 1, 2021 (Holding in % of total outstanding shares)	0.00%
Acquired from third-parties (Holding in 1% total outstanding shares)	0.00%
At December 31, 2021 (Holding in % of total outstanding shares)	0.30%